Derivatives - Interest Rate Swaps-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest Rate Derivatives [Abstract]
Realized ineffectiveness of interest rate swaps	$ (121)	$ 0
Breakage costs	$ 10,192	$ 0